Shareholder Report, Holdings (Details) - CLASS I	Apr. 30, 2026
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.18%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.76%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.49%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.55%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.62%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.61%
PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.43%
U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Texas Instruments Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Charles Schwab Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Mircochip Technology Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Next Era Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	24.50%